Loans (Details) - Schedule of analysis performed, the risk category of loans by class of loans - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Pass [Member]
Residential real estate
Loans receivable, gross	$ 267,768	$ 289,122
Pass [Member] | One- to four-family [Member]
Residential real estate
Loans receivable, gross	210,830	217,485
Pass [Member] | Multi-family [Member]
Residential real estate
Loans receivable, gross	13,682	19,135
Pass [Member] | Construction [Member]
Residential real estate
Loans receivable, gross	1,363	5,433
Pass [Member] | Land [Member]
Residential real estate
Loans receivable, gross	1,062	1,308
Pass [Member] | Nonresidential real estate [Member]
Residential real estate
Loans receivable, gross	29,666	32,748
Pass [Member] | Farm [Member]
Residential real estate
Loans receivable, gross		1,960
Special Mention [Member]
Residential real estate
Loans receivable, gross	896	1,559
Special Mention [Member] | One- to four-family [Member]
Residential real estate
Loans receivable, gross	194	596
Special Mention [Member] | Multi-family [Member]
Residential real estate
Loans receivable, gross
Special Mention [Member] | Construction [Member]
Residential real estate
Loans receivable, gross
Special Mention [Member] | Land [Member]
Residential real estate
Loans receivable, gross
Special Mention [Member] | Nonresidential real estate [Member]
Residential real estate
Loans receivable, gross	702	924
Special Mention [Member] | Farm [Member]
Residential real estate
Loans receivable, gross
Substandard [Member]
Residential real estate
Loans receivable, gross	7,448	8,843
Substandard [Member] | One- to four-family [Member]
Residential real estate
Loans receivable, gross	5,408	6,044
Substandard [Member] | Multi-family [Member]
Residential real estate
Loans receivable, gross	570	646
Substandard [Member] | Construction [Member]
Residential real estate
Loans receivable, gross
Substandard [Member] | Land [Member]
Residential real estate
Loans receivable, gross
Substandard [Member] | Nonresidential real estate [Member]
Residential real estate
Loans receivable, gross	1,073	1,820
Substandard [Member] | Farm [Member]
Residential real estate
Loans receivable, gross		274
Doubtful [Member]
Residential real estate
Loans receivable, gross
Doubtful [Member] | One- to four-family [Member]
Residential real estate
Loans receivable, gross
Doubtful [Member] | Multi-family [Member]
Residential real estate
Loans receivable, gross
Doubtful [Member] | Construction [Member]
Residential real estate
Loans receivable, gross
Doubtful [Member] | Land [Member]
Residential real estate
Loans receivable, gross
Doubtful [Member] | Nonresidential real estate [Member]
Residential real estate
Loans receivable, gross
Doubtful [Member] | Farm [Member]
Residential real estate
Loans receivable, gross
Farm [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	1,068
Farm [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Farm [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross	270
Farm [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Commercial and industrial [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	1,006	2,259
Commercial and industrial [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Commercial and industrial [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross
Commercial and industrial [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Loans on deposits [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	891	1,129
Loans on deposits [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Loans on deposits [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross
Loans on deposits [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Home equity [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	7,548	7,044
Home equity [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross		39
Home equity [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross	122	52
Home equity [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Automobile [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	117	75
Automobile [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Automobile [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross
Automobile [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Unsecured [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	535	546
Unsecured [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Unsecured [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross	5	7
Unsecured [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross